Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Segment Reporting

SEGMENT REPORTING (REFERENCE BASE) - UNAUDITED

	North America		Latin America West		Latin America North		Latin America South		EMEA		Asia Pacific		Global Export and holding companies		Effect of acquisition		Consolidated
	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Reference base	2017	2016 Bridge to Reported	2017	2016 Reported

Volumes	114	117	111	109	119	120	34	32	132	135	102	101	1	2	—	(116)	613	500
Revenue	15 588	15 698	9 238	8 595	9 775	8 630	3 363	2 850	10 344	9 700	7 804	7 250	332	1 218	—	(8 424)	56 444	45 517
Normalized EBITDA	6 329	6 250	4 512	3 983	4 180	3 790	1 595	1 431	3 349	2 903	2 695	2 114	(577)	(837)	—	(2 881)	22 084	16 753
Normalized EBITDA margin %	40.6%	39.8%	48.8%	46.3%	42.8%	43.9%	47.4%	50.2%	32.4%	29.9%	34.5%	29.2%					39.1%	36.8%
Depreciation, amortization and impairment	(843)	(809)	(616)	(613)	(848)	(770)	(207)	(191)	(843)	(740)	(660)	(740)	(253)	(252)	—	638	(4 270)	(3 477)
Normalized profit from operations (EBIT)	5 486	5 441	3 896	3 370	3 332	3 020	1 388	1 240	2 507	2 163	2 035	1 374	(830)	(1 089)	—	(2 243)	17 814	13 276

SEGMENT REPORTING (2016 REPORTED)

	North America			Latin America West			Latin America North			Latin America South			EMEA
	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]

Volume	114	117	118	111	64	44	119	118	123	34	32	34	132	75	46
Revenue	15 588	15 698	15 603	9 238	5 188	4 079	9 775	8 461	9 096	3 363	2 850	3 331	10 344	6 010	4 128
Normalized EBITDA	6 329	6 250	6 172	4 512	2 376	2 002	4 180	3 751	4 709	1 595	1 431	1 593	3 349	1 774	1 142
Normalized EBITDA margin %	40.6%	39.8%	39.6%	48.8%	45.8%	49.1%	42.8%	44.3%	51.8%	47.4%	50.2%	47.8%	32.4%	29.6%	27.7%
Depreciation, amortization and impairment	(843)	(809)	(754)	(616)	(388)	(350)	(848)	(750)	(689)	(207)	(191)	(182)	(843)	(473)	(342)
Normalized profit from operations (EBIT)	5 486	5 441	5 418	3 896	1 988	1 652	3 332	3 001	4 020	1 388	1 240	1 411	2 507	1 302	800
Exceptional items (refer Note 8)	4	(29)	102	(153)	252	29	(18)	(20)	(84)	(13)	(12)	(11)	(144)	(118)	70
Profit from operations (EBIT)	5 490	5 412	5 520	3 743	2 240	1 681	3 314	2 981	3 937	1 375	1 228	1 400	2 363	1 184	870
Net finance income/(cost)
Share of results of associates and joint ventures
Income tax expense
Profit from continuing operations
Discontinued operations
Profit/(loss)

Segment assets (non-current)[2]	63 045	62 467	61 870	71 219	69 472	21 749	13 756	13 656	11 357	2 396	2 357	2 301	45 920	41 749	4 316
Gross capex	530	895	1 112	1 079	710	515	580	709	1 056	323	389	488	1 086	1 001	466
FTE[3]	19 306	19 314	16 844	48 892	51 418	32 201	38 651	40 416	39 359	9 603	9 571	9 615	26 823	43 456	11 749

[1]	2015 as Reported, adjusted to reflect the effects of SAB Combination on the AB InBev’s historical segmental information.
[2]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[3]	Includes FTE from SAB retained operations at year end 2016 per AB InBev’s definition: full-time employees on a permanent or temporary basis, excluding outsourced personnel. This definition is different than the one formerly applied by SAB. The reduction in FTEs mainly results from the disposals completed during the year.

	Asia Pacific			Global Export and holding companies			Consolidated
	2017	2016	2015[1]	2017	2016	2015[1]	2017	2016	2015[1]

Volume	102	92	90	1	2	3	613	500	457
Revenue	7 804	6 074	5 784	332	1 237	1 582	56 444	45 517	43 604
Normalized EBITDA	2 695	1 639	1 444	(577)	(474)	(225)	22 084	16 753	16 839
Normalized EBITDA margin %	34.5%	27.1%	25.0%			—	39.1%	36.8%	38.6%
Depreciation, amortization and impairment	(660)	(658)	(606)	(253)	(210)	(148)	(4 270)	(3 477)	(3 071)
Normalized profit from operations (EBIT)	2 035	987	838	(830)	(683)	(373)	17 814	13 276	13 768
Exceptional items (refer Note 8)	(97)	(84)	90	(241)	(383)	(61)	(662)	(394)	136
Profit from operations (EBIT)	1 939	903	928	(1 071)	(1 066)	(434)	17 152	12 882	13 904
Net finance income/(cost)							(6 507)	(8 564)	(1 453)
Share of results of associates and joint ventures							430	16	10
Income tax expense							(1 920)	(1 613)	(2 594)
Profit from continuing operations							9 155	2 721	9 867
Discontinued operations							28	48	—
Profit/(loss)							9 183	2 769	9 867

Segment assets (non-current)[2]	24 088	22 071	12 761	1 741	1 797	1 987	222 166	213 569	116 341
Gross capex	635	837	1 166	247	379	225	4 479	4 919	5 028
FTE[3]	36 386	39 213	40 101	3 254	3 245	2 454	182 915	206 633	152 321

For the period ended 31 December 2017, net revenue from the beer business amounted to 50 301m US dollar (2016: 41 421m US dollar; 2015: 40 595m US dollar) while the net revenue from the non-beer business (soft drinks and other business) accounted for 6 143m US dollar (2016: 4 096m US dollar; 2015: 3 009m US dollar). On the same basis, net revenue from external customers attributable to AB InBev’s country of domicile (Belgium) represented 704m US dollar (2016: 687m US dollar; 2015: 690m US dollar) and non-current assets located in the country of domicile represented 1 658m US dollar (2016: 1 440m US dollar; 2015: 1 169m US dollar).

[1]	2015 as Reported, adjusted to reflect the effects of SAB Combination on the AB InBev’s historical segmental information.
[2]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).
[3]	Includes FTE from SAB retained operations at year end 2016 per AB InBev’s definition: full-time employees on a permanent or temporary basis, excluding outsourced personnel. This definition is different than the one formerly applied by SAB. The reduction in FTEs mainly results from the disposals completed during the year.